Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Deposits	$ 164,024
Deposits	722,346	$ 712,282	$ 676,534
U.S. dollar [member]
Disclosure Of Deposits [line items]
Deposits	249,722	237,027	219,195
Chile, Pesos
Disclosure Of Deposits [line items]
Deposits	21,012	22,610	22,731
Mexico, Pesos [member]
Disclosure Of Deposits [line items]
Deposits	20,173	20,863	18,341
Other Foreign Currencies [member]
Disclosure Of Deposits [line items]
Deposits	83,772	84,606	79,582
Non interest bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	$ 137	$ 133	$ 141